Fees Summary	Mar. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 148,632,130.72
Previously Paid Amount	0.00
Total Fee Amount	22,755.58
Total Offset Amount	0.00
Net Fee	$ 22,755.58